Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 5,646,363	$ 488,385	$ 2,832,064	$ 8,966,812
Casa Berardi Project
Total	$ 5,646,363	$ 488,385	454,619	6,589,367
Other - San Sebastian Project
Total			953,445	953,445
Other - Fire Creek Project
Total			166,200	166,200
Other - Hollister Project
Total			203,200	203,200
Other - Midas Project
Total			297,800	297,800
Other - Libby Exploration Project
Total			178,200	178,200
Other - Monte Cristo Project
Total			190,200	190,200
Other - Rio Grande Silver Project
Total			140,800	140,800
Other - Silver Valley Project
Total			$ 145,600	$ 145,600